Earnings (Loss) Per Share - Schedule of Earnings (Loss) Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule Of Earnings Loss Per Share Abstract
Loss after income tax attributable to the owners of the Company	$ (23,724,950)	$ (8,010,358)		$ (4,565,754)
Weighted average number of ordinary shares used in calculating basic earnings (loss) per share	8,850,959	6,076,046	[1],[2]	4,829,644	[1],[2]
Weighted average number of ordinary shares used in calculating diluted earnings (loss) per share	8,850,959	6,076,046	[1],[2]	4,829,644	[1],[2]
Basic earnings (loss) per share	$ (2.68)	$ (1.32)	[1],[2]	$ (0.95)	[1]
Diluted earnings (loss) per share	$ (2.68)	$ (1.32)	[1],[2]	$ (0.95)

[1]	Reclassed
[2]	Restated